Restricted Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Workers' Compensation Insurance and Reserves [Line Items]
Profit after taxation transferred to general reserve fund	10.00%
Maximum profit after taxation transferred to general reserve fund	50.00%
General reserve fund of PRC subsidiaries	¥ 269,652	¥ 250,702
Restricted share capital of PRC subsidiaries	1,501,288	1,315,753
Restricted net assets	1,773,440	1,566,455
Variable Interest Entity, Primary Beneficiary
Workers' Compensation Insurance and Reserves [Line Items]
Restricted net assets	¥ 627,567	¥ 453,912